Related Party Transactions and Balances (Details) - Schedule of Remuneration to Senior Management - Related Party [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Remuneration to Senior Management [Line Items]
Salaries and other short term employee benefits	$ 518	$ 706	$ 255
Payments to defined contribution pension schemes	12	11	7
Total	$ 530	$ 717	$ 262